Related Party Transactions - Schedule of Amount Charged by Related Parties (Details) - USD ($)	2 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Sep. 30, 2017	Mar. 31, 2017
Related Party Transactions [Abstract]
Accounting fees		$ 8,176	$ 7,091
Secretary fees		114	182
Payroll charges		1,191	886
Management fees		30,367	29,499
Trainer fees - See Kok Chong		18,127
Director fees - See Kok Chong		14,016	14,182
Incorporation fees			5,490
Professional fees			42,200
License fees			2,200
Listing expenses			30,000
Total		$ 71,991	$ 131,730